NWS International Property Fund
NWS International Property Fund
Investment Objective

NWS International Property Fund (the "Fund") seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related equity and equity-linked securities internationally.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NWS International Property Fund Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NWS International Property Fund Institutional Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.89%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and/or Expense Reimbursement	[2]	(0.64%)
Net Annual Fund Operating Expenses		1.00%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Northwood Securities LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00% through at least June 27, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of the Fund to exceed the Expense Cap in place at the time the fees were waived.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example (USD $)	1 Year	3 Years
NWS International Property Fund Institutional Shares	102	318

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities and equity-linked securities of international property companies with a primary emphasis on real estate investment trusts ("REITs") or REIT-like structures that are "principally engaged" in the ownership, construction, development, management, financing, or sale of commercial, industrial, and/or residential real estate. For purposes of this policy, "principally engaged" means that at least 50% of a company's revenues are derived from such real estate activities or at least 50% of the fair market value of a company's assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. The Fund invests at least 25% of its net assets (i.e., concentrates) in the real estate industry.

International property companies may include hotel and gaming companies, retailers, theatre companies, and property developers of any size market capitalization, including mid, small and micro capitalization companies. The Fund invests in the major international property markets, including those located in emerging market countries. The equity securities in which the Fund may invest include common stock, preferred stock, and convertible securities. The equity-linked securities in which the Fund may invest include depositary receipts and rights and warrants. For the purpose of this policy, micro capitalization companies are those with market capitalizations between $50 million and $300 million.

In selecting securities for the Fund's portfolio, the Adviser employs a combination "top-down" and "bottom up" approach that focuses on companies that are well positioned to benefit from future trends in those countries that have established property markets with appropriate risk/return profiles. The Adviser focuses on securities that provide capital appreciation, current income and liquidity.

The Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following additional risks could affect the value of your investment:

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and also to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of "qualifying income" foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic companies, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency and may be subject to foreign withholding and other taxes.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Mid Capitalization Company Risk. Investments in mid capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Real Estate and Equity REIT Concentration Risk. Because the Fund concentrates its net assets in the real estate industry (by investing in equity REITs and other companies that invest in real estate assets), it is particularly vulnerable to the risks of the real estate industry, including those specific to equity REITs. Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry. Extended vacancies, a decline in rental income, failure to collect rents, increased competition from other properties and poor management can also affect the value and performance of equity REITs and companies that invest in real estate assets.

               •  REIT Securities Risk. In this Prospectus, "REITs" are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The value of an individual REIT's securities can decline if the REIT fails to continue qualifying for special tax treatment. Further, the Fund, and in turn its shareholders, will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund. Shareholders may also invest in REITs directly and, thus, avoid such duplicative fees. Different REIT structures may implicate different risks based on the strategies employed (e.g., whether a particular REIT employs leverage), underlying property type (e.g., hotels have a different set of risks than shopping malls), and geographic area of the underlying property of the REIT.

               •  Interest Rate Risk. Interest rate risk is the risk that preferred securities, and to a lesser extent dividend paying common stocks, may decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates. Specific investments may be more or less affected by changes in interest rates. For example, mortgage REITs derive their income from interest payments on such loans and are more likely to be impacted by fluctuations in interest rates.

Small and Micro Capitalization Company Risk. The Fund's investments in small and micro capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.